Stradley Ronon Stevens & Young, LLP 1250 Connecticut Avenue, NW, Suite 500 Washington, DC 20036 Telephone 202.822.9611 Fax 202.822.0140 www.stradley.com

Jessica D. Burt, Esquire
202.419.8409
jburt@stradley.com
1933 Act Rule 497(j)
1933 Act File No. 002-73024
1940 Act File No. 811-03213

April 26, 2017

VIA EDGAR SUBMISSION

Filing Desk
U.S. Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Re:	Nationwide Variable Insurance Trust (the "Registrant")
File Nos. 002-73024 and 811-03213
Rule 497(j) filing

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, this letter serves as certification that the forms of Prospectuses as indicated for the funds listed below that would have been filed under paragraph (c) of Rule 497 would not have differed from those contained in Post-Effective Amendment Nos. 197/198 to the Registration Statement of the Registrant, which was filed electronically on April 19, 2017 pursuant to Rule 485(b) under the 1933 Act:

American Century NVIT Multi Cap Value Fund
American Funds NVIT Asset Allocation Fund
American Funds NVIT Bond Fund
American Funds NVIT Global Growth Fund
American Funds NVIT Growth Fund
American Funds NVIT Growth-Income Fund
BlackRock NVIT Equity Dividend Fund
BlackRock NVIT Managed Global Allocation Fund
Federated NVIT High Income Bond Fund
Neuberger Berman NVIT Multi Cap Opportunities Fund
Neuberger Berman NVIT Socially Responsible Fund
NVIT Bond Index Fund
NVIT CardinalSM Aggressive Fund
NVIT CardinalSM Balanced Fund
NVIT CardinalSM Capital Appreciation Fund
NVIT CardinalSM Conservative Fund
NVIT CardinalSM Moderate Fund
NVIT CardinalSM Moderately Aggressive Fund
NVIT CardinalSM Moderately Conservative Fund
NVIT CardinalSM Managed Growth Fund
NVIT CardinalSM Managed Growth & Income Fund

A Pennsylvania Limited Liability Partnership

U.S. Securities and Exchange Commission
April 26, 2017

NVIT Core Bond Fund
NVIT Core Plus Bond Fund
NVIT DFA Capital Appreciation Fund
NVIT DFA Moderate Fund
NVIT Emerging Markets Fund
NVIT Government Bond Fund
NVIT Government Money Market Fund
NVIT International Equity Fund
NVIT International Index Fund
NVIT Investor Destinations Aggressive Fund
NVIT Investor Destinations Balanced Fund
NVIT Investor Destinations Capital Appreciation Fund
NVIT Investor Destinations Conservative Fund
NVIT Investor Destinations Moderate Fund
NVIT Investor Destinations Moderately Aggressive Fund
NVIT Investor Destinations Moderately Conservative Fund
NVIT Investor Destinations Managed Growth Fund
NVIT Investor Destinations Managed Growth & Income Fund
NVIT Large Cap Growth Fund
NVIT Managed American Funds Asset Allocation Fund
NVIT Managed American Funds Growth-Income Fund
NVIT Mid Cap Index Fund
NVIT Multi-Manager International Growth Fund
NVIT Multi-Manager International Value Fund
NVIT Multi-Manager Large Cap Growth Fund
NVIT Multi-Manager Large Cap Value Fund
NVIT Multi-Manager Mid Cap Growth Fund
NVIT Multi-Manager Mid Cap Value Fund
NVIT Multi-Manager Small Cap Growth Fund
NVIT Multi-Manager Small Cap Value Fund
NVIT Multi-Manager Small Company Fund
NVIT Multi Sector Bond Fund
NVIT Nationwide Fund
NVIT Real Estate Fund
NVIT S&P 500 Index Fund
NVIT Short Term Bond Fund
NVIT Small Cap Index Fund
Templeton NVIT International Value Fund

Post-Effective Amendment Nos. 197/198 will become effective with the U.S. Securities and Exchange Commission on May 1, 2017.

 Please direct questions or comments relating to this filing to me at the above-referenced telephone number.

Very truly yours,

/s/Jessica D. Burt
Jessica D. Burt, Esquire

A Pennsylvania Limited Liability Partnership